Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment

21	Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at their historical cost of acquisition or construction less accumulated depreciation and any recognized impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition and construction of the assets. The mining projects development costs that are registered within Property, plant and equipment include (i) direct and indirect costs attributed to building the mining facilities; (ii) financial charges incurred during the construction period; (iii) depreciation of other fixed assets used during construction; and (iv) estimated decommissioning and site restoration expenses.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Replacement costs are included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the benefits expected from the asset in its current condition. Replacement costs are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their costs to their residual values over their estimated useful lives.

The assets' residual values and useful lives are reviewed annually and adjusted if appropriate.

An asset's carrying amount is reduced to its recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other income and expenses, net” in the income statement.

Loans and financings costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably.

Stripping costs

In its surface mining operations, the Company must remove overburden and other waste to gain access to mineral ore deposits. The removal process is referred to as stripping. During the development of a mine, before production commences, when the stripping activity improves access to the ore body, the component of the ore body for which access has been improved can be identified and the costs can be measured reliably, a stripping activity asset is capitalized as part of the investment in the construction of the mine and is accounted for as part of Property, plant and equipment within assets and projects under construction. Subsequently, when the operation starts, the stripping costs are transferred to “Dams and Buildings” and are depreciated by a linear calculation considering the asset’s useful life.

Stripping costs incurred during the production phase of operations are treated as production costs and are part of the inventory cost.

Mining Projects

The Company starts to capitalize a project’s mineral exploration and evaluation costs at the beginning of its feasibility study phase, following completion of a pre-feasibility study in which probability of economic feasibility has been established and where there is sufficient geologic and economic certainty of converting mineral resources into proven and probable mineral reserves at a development stage (construction or execution phase) or production stage based on various factors including the known geology, metallurgy and life-of-mine (“LOM”) plans.

Capitalized costs incurred during a project’s mineral exploration and evaluation stages are classified within Mining projects, under Property, plant and equipment until the project starts its development stage and are only depreciated by the UoP method once the development stage finishes and the project’s operation starts.

Costs incurred during a project’s development stage are also capitalized under Property, plant, and equipment but within Assets and projects under construction. In this way, the capitalized mineral exploration and evaluation costs will remain within Mining projects and will only be depreciated by the UoP method once the development stage finishes and the project´s operation starts.

Once the development stage is finished and the project’s operation starts, the capitalized development costs are reclassified to the appropriate group of assets considering their nature and are depreciated on a linear calculation based on the assets’ useful life.

Based on the above, once a project begins operation, there will be depreciation coming from the project’s capitalized mineral exploration and evaluation costs within the Mining projects account and based on the UoP method and from the project’s capitalized development costs within the corresponding group of assets based on their useful life.

The carrying value of the capitalized mineral exploration and evaluation costs, which remain within Mining projects, and the capitalized development costs, which are within Assets and projects under construction, of the projects are assessed for impairment at least annually or whenever evidence indicates that the assets may be impaired in accordance with IFRS 6 and IAS 36. If the Company decides at any moment to discontinue the project, this could be an impairment indicator that will be assessed under the impairment test. For purposes of this impairment assessment, the projects are allocated to cash generating units (“CGUs”) when applicable. The annual impairment test is disclosed in note 31.

Refer to note 8 for the Company’s accounting policy related to expensed mineral exploration and project evaluation costs for mining projects.

Costs to acquire exploration legal mining rights are included as Intangible within Rights to use natural resources as explained in note 23.

Asset retirement obligations

An asset retirement obligation is an obligation related to the permanent removal from service of a tangible long-lived asset that results from the acquisition, construction or development, or the normal operations of a tangible long-lived asset. At the initial recognition of an asset retirement obligation and at the periodical revisions of the expected disbursements and the discount rate, the changes in the liability are charged to Property, plant and equipment.

The capitalized amount recognized in Property, plant and equipment is depreciated based on the UoP method. Any reduction in the provision that exceeds the carrying amount of the asset, is immediately recognized in the income statement as “Other income and expenses, net.”

Impairment

Refer to note 31 for the Company’s accounting policy related to impairment of Property, plant and equipment.

(a)	Changes in the year

							2024
	Lands, dams and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the beginning of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Additions	-	667	276,839	45,891	-	85	323,482
Disposals and write-offs	(23)	(3,408)	(8,984)	-	(4,111)	(53)	(16,579)
Depreciation	(104,929)	(113,679)	-	(5,221)	(834)	(1,201)	(225,864)
Impairment (loss) reversal of long-lived assets - note 31	12,147	964	(7,149)	1,495	(50,197)	336	(42,404)
Divestments – note 1 (a)	(2,990)	(4,265)	(290)	(1,377)	(4,150)	(381)	(13,453)
Foreign exchange effects	(163,559)	(133,501)	(34,196)	(16,857)	(2,946)	(4,369)	(355,428)
Remeasurement	-	-	-	(9,947)	-	-	(9,947)
Transfers	243,150	112,594	(357,948)	-	30	1,261	(913)
Balance at the end of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Cost	1,673,095	2,515,318	381,216	204,903	208,627	34,978	5,018,137
Accumulated depreciation and impairment	(774,933)	(1,807,526)	(67,504)	(110,558)	(149,075)	(11,033)	(2,920,629)
Balance at the end of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Average annual depreciation rates %	4	9	-	UoP	UoP

							2023
	Lands, dams and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligation	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,512,360	2,636,582	521,191	200,665	221,077	44,094	5,135,969
Accumulated depreciation and impairment	(671,028)	(1,870,591)	(65,386)	(125,118)	(92,652)	(15,919)	(2,840,694)
Net balance at the beginning of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275
Additions	113	953	309,039	318	-	45	310,468
Disposals and write-offs	-	(212)	(3,834)	-	-	(43)	(4,089)
Depreciation	(90,258)	(121,004)	-	(5,165)	(1,372)	(1,212)	(219,011)
Impairment loss of long-lived assets - note 31	(16,857)	(27,748)	(10,890)	(6,691)	(7,257)	(2,513)	(71,956)
Foreign exchange effects	47,840	43,495	18,088	4,698	1,502	1,455	117,078
Remeasurement	-	-	-	11,654	-	-	11,654
Transfers	132,196	186,945	(322,768)	-	462	2,360	(805)
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Average annual depreciation rates %	4	9	-	UoP	UoP

(i) Only the amounts of the operating unit Atacocha are being depreciated under the UoP method.